Investment in Associates - Additional Information (Details) - USD ($)		2 Months Ended	5 Months Ended		12 Months Ended
	Jun. 05, 2020	Dec. 31, 2020	Oct. 29, 2020	Jun. 05, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Proceeds from issue of equity shares					$ 4,737,000	$ 2,781,000
Warrant liability, representing in-substance ownership		$ 0			0	(15,040,000)
Income (loss) in associate					10,529,000	$ 15,245,000
Maverix Metals Inc. [member]
Disclosure of associates [line items]
Common shares issued in connection with exercise of stock options (shares)	8,250,000
Proceeds from exercise of warrants	$ 15,600,000
Warrant liability, representing in-substance ownership		$ (15,000,000.0)			(15,000,000.0)
Proportion of ownership interest in associate		17.00%	18.00%	26.00%		26.00%
Deferred revenue		$ (13,300,000)			(13,300,000)	$ (12,500,000)
Gain on disposition of shares pursuant to Secondary Offering					23,467,000	0
Dilution gains					9,200,000	13,500,000
Income (loss) in associate					1,369,000	$ 1,765,000
Maverix Metals Inc. [member] | Exercise Price of $1.56 [Member]
Disclosure of associates [line items]
Common shares issued in connection with exercise of stock options (shares)	5,000,000
Exercise price (in USD per share)	$ 1.56			$ 1.56
Maverix Metals Inc. [member] | Exercise Price of $2.408 [Member]
Disclosure of associates [line items]
Common shares issued in connection with exercise of stock options (shares)	3,250,000
Exercise price (in USD per share)	$ 2.408			2.408
Maverix Metals Inc. [member] | Secondary Offering [Member]
Disclosure of associates [line items]
Gain on disposition of shares pursuant to Secondary Offering					$ 23,500,000
La Colorada mine [member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Agreements to sell future gold production, percent of production (percent)					100.00%
Agreements to sell future gold production, price per ounce (in USD per ounce)		650			650
La Bolsa mine [member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Agreements to sell future gold production, percent of production (percent)					5.00%
Agreements to sell future gold production, price per ounce (in USD per ounce)		450			450
Ordinary shares [member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Number of shares acquired (sold)	8,250,000
Ordinary shares [member] | Maverix Metals Inc. [member] | Secondary Offering [Member]
Disclosure of associates [line items]
Number of shares acquired (sold)	(10,350,000)
Sale of common shares, price per share	$ 4.40			$ 4.40
Proceeds from issue of equity shares	$ 45,500,000
Underwriting fees, percentage of gross proceeds	4.00%
Underwriting fees paid	$ 1,900,000